COMBINED CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Combined Condensed Statements of Comprehensive Income (Loss) (Parent Company Only) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Income (loss) of equity method investments	$ 190	$ 239	$ 8
Operating expenses	(801)	(439)	(35)
Interest expense	(249)	(104)	(1)
Other comprehensive income (loss)	403	(446)	53
Comprehensive income (loss)	1,200	55	(59)
Parent Company
Condensed Income Statements, Captions [Line Items]
Income (loss) of equity method investments	806	507	(109)
Operating expenses	(10)	(8)	(3)
Interest expense	0	0	0
Net income	796	499	(112)
Other comprehensive income (loss)	403	(446)	53
Comprehensive income (loss)	$ 1,199	$ 53	$ (59)